Offerings	Oct. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock reserved for issuance pursuant to the Accuray Incorporated Stand-Alone Inducement Performance Unit Agreement ("PSU Award")
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	1.53
Maximum Aggregate Offering Price	$ 1,912,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 264.12
Offering Note
(1)
Consists of shares of the Registrant’s Common Stock underlying the PSU Award, which were granted to the Registrant’s President and Chief Executive Officer, as an inducement material to his acceptance of employment with the Registrant. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock which become issuable under the PSU Award that are being registered pursuant to this Registration Statement by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. The proposed maximum offering price per share of Common Stock is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on October 28, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock reserved for issuance pursuant to the Accuray Incorporated Stand-Alone Inducement Restricted Stock Unit Agreement ("RSU Award")
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	1.53
Maximum Aggregate Offering Price	$ 1,912,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 264.12
Offering Note
(2)
Consists of shares of the Registrant’s Common Stock underlying the RSU Award, which were granted to the Registrant’s President and Chief Executive Officer, as an inducement material to his acceptance of employment with the Registrant. Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock which become issuable under the RSU Award that are being registered pursuant to this Registration Statement by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. The proposed maximum offering price per share of Common Stock is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on October 28, 2025.